COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of commitments and contingencies

As of
December 31, 2021
RMB
(in thousands)

Investment commitments (i)	3,632,981
Operating leases commitments (ii)	948,471
Purchase of property and equipment	8,267
Purchase of services	1,368
Total	4,591,087

Amounts
RMB
(in thousands)

2022	3,938,502
2023	269,224
2024	211,280
2025	115,179
Thereafter	56,902
Total	4,591,087
(i)	Investment commitments obligations primarily relate to capital contributions obligation under certain arrangements, the payment is due in one year. The commitment balance includes the consideration for the investment in Shengdu.
(ii)	Operating leases commitments represent the Group’s obligations for leasing premises.

Schedule of funding debt obligations

	Less			More
	than 1	1 - 2	2 - 3	than
	year	years	years	3 years	Total
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Funding debt obligations
Consolidated trusts	194,200	—	—	—	194,200
Interest payments	3,175	—	—	—	3,175
Total funding debt obligations	197,375	—	—	—	197,375